UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2026 to July 17, 2026

Commission File Number of issuing entity:  333-255934-14

Central Index Key Number of issuing entity:  0002027304

BMO 2024-5C5 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001931347

Greystone Commercial Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4325062
38-4325063
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2026 a distribution was made to holders of the certificates issued by BMO 2024-5C5 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BMO 2024-5C5 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
14	15.45%	0	N/A

The following table sets forth, for the monthly distribution period from June 18, 2026 to July 17, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (2)			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)			Demand in Dispute (2)			Demand Withdrawn (2)			Demand Rejected (2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgages

BMO 2024-5C5 Mortgage Trust CIK #: 0002027304	X	Citi Real Estate Funding Inc.	4	159,500,000	15.7
		Starwood Mortgage Capital LLC	3	116,150,000	11.4	1	33,377,955.01	3.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		German American Capital Corporation	3	147,250,000	14.5
		UBS AG	6	129,690,000	12.8
		Bank of Montreal	3	49,600,000	4.9
		Societe Generale Financial Corporation	3	65,210,000	6.4
		Goldman Sachs Mortgage Company	2	50,270,000	4.9
		Greystone Commercial Mortgage Capital LLC	3	70,126,503	6.9
		Zions Bancorporation, N.A.	2	49,500,000	4.9
		BSPRT CMBS Finance, LLC	2	28,500,000	2.8
		LMF Commercial, LLC	2	25,125,000	2.5
		Starwood Mortgage Capital LLC / Bank of Montreal	2	85,750,000	8.4
		Goldman Sachs Mortgage Company / Societe Generale Financial Corporation	1	40,000,000	3.9
BMO 2024-5C5 Mortgage Trust Total			36	$1,016,671,503		1	33,377,955.01	3.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

(1) Refers to the mortgage loan seller of the related assets. “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements.  Each mortgage loan seller identified above generally also acted as originator of its subject mortgage loans, except as provided below:

  The Motif by Morningside mortgage loan was originated by Starwood Mortgage Capital LLC.  A portion of such mortgage loan was subsequently acquired by Bank of Montreal.
  The Grant mortgage loan was originated by Starwood Mortgage Capital LLC.  A portion of such mortgage loan was subsequently acquired by Bank of Montreal.

(2) The percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are based on (i) an aggregate principal balance of approximately $1,016,671,503 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filed on August 2, 2024, and (ii) an aggregate principal balance of $1,014,489,189.27 as of July 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated July 17, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on May 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2026. The Central Index Key number for Bank of Montreal is 0000927971.

Citi Real Estate Funding Inc. ("CREFI"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2026. The Central Index Key number for CREFI is 0001701238.

Starwood Mortgage Capital LLC  one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 11, 2026. The Central Index Key number for  Starwood Mortgage Capital LLC  is 0001548405.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for GACC is 0001541294.

UBS AG ("UBS AG"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for UBS AG is 0001685185.

Societe Generale Financial Corporation one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 17, 2026. The Central Index Key number for Societe Generale Financial Corporation is 0001755531.

Goldman Sachs Mortgage Company ("GSMC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 12, 2026. The Central Index Key number for GSMC is 0001541502.

Greystone Commercial Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 8, 2026. The Central Index Key number for Greystone Commercial Mortgage Capital LLC is 0001931347.

Zions Bancorporation, N.A. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 5, 2026. The Central Index Key number for Zions Bancorporation, N.A. is 0000109380.

BSPRT CMBS Finance, LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for BSPRT CMBS Finance, LLC is 0001722518.

LMF Commercial, LLC ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 7, 2026. The Central Index Key number for LMF is 0001592182.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2026 under Commission File No. 333-255934-14 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2026 under Commission File No. 333-255934-14 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2024-5C5 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	06/17/2026	$15,248.15
Current Distribution Date	07/17/2026	$10,748.15

Whole Loan Custodial Account(s) (Arthouse Hotel Whole Loan, 1025 Lenox Park Boulevard Northeast Whole Loan, The Pointe & Oak Shadows Whole Loan, Gallup HQ Whole Loan)
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

REO Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2024-5C5 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	06/17/2026	$7,843.24
Current Distribution Date	07/17/2026	$7,589.73

Interest Reserve Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2024-5C5 Mortgage Trust, relating to the July 17, 2026 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2026 under Commission File No. 333-255934-14 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2026 under Commission File No. 333-255934-14 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: July 31, 2026